Debt Instruments	3 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Note 4 - Debt Instruments

On February 28, 2012, the Company entered into a convertible promissory drawdown note (“CI Note”) with Connecticut Innovations Incorporated (“CT Innovations”) for up to $150,000. The Company received $75,000 on February 28, 2012. The CI Note bore interest at 12% per annum, was due on February 28, 2014 and included a provision whereby, after a qualified financing, as defined, CT Innovations may have converted the amount outstanding under the CI Note, including principal and accrued interest into equity securities being sold by the Company, at a 25% discount to the offering price. The note included a provision whereby the lender could, at its sole discretion, demand payment in an amount equal to two times the principal and outstanding and unpaid interest as of the demand date upon the occurrence of a liquidation event or change of control event as defined in the CI Note. The Company received an additional $75,000 in connection with the CI Note on October 26, 2012. As of December 31, 2013, the Company had $150,000 in principal recorded as Note Payable in the long-term and short-term liability section of the Company’s balance sheet. Under the terms of the agreement, the CI Note was repaid in full with accrued interest on February 28, 2014.

On June 19, 2012, the Company entered into a promissory note (“State of CT Note”) with State of Connecticut Department of Economic and Community Development (“CT DECD”) for up to $100,000. The Company received $100,000 on June 19, 2012. The State of CT Note bears interest at 2.5% per annum. Commencing on the thirteenth month following the loan date and continuing on the first day of each month thereafter principal and interest shall be payable in 48 equal, consecutive monthly installments. The full principal and all accrued interest are due and payable on June 19, 2017. The Company also received a grant of $100,000 (“DECD Grant”) from CT DECD. The DECD Grant was recorded as other income for the year ended December 31, 2012. The Company and CT DECD also entered into a security agreement whereby the State of CT Note is secured by all properties, assets and rights of the Company. As of March 31, 2014 and December 31, 2013, the Company had $56,422 and $62,755 in principal recorded as Note Payable in the long-term sections of the Company’s balance sheet, respectively and $25,146 and $25,000 in short-term liability, respectively.